Commitments and contingencies - Schedule Of Operating Lease Cost And Supplemental Cash Flow Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
Lease cost	¥ 126,840
ROU assets obtained in exchange for new lease liabilities	60,047
Operating cash flows	¥ 102,066